Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
NOTE 11. INVENTORIES
As of December 31, 2020 and 2019, inventories were as follows:

	2020	2019
Refined and petrochemicals products	Ps. 32,175,910	Ps. 41,211,837
Crude oil	11,997,570	14,087,218
Materials and products in stock	4,736,659	4,381,628
Products in transit	3,476,807	22,719,635
Gas and condensate products	142,136	144,284
Materials in transit	76,579	127,594

	Ps. 52,605,661	Ps. 82,672,196